Net Revenue from sales and Services - Somos - Anglo (Predecessor)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Net Revenue from sales and Services
Net Revenue from sales and Services
24	Net Revenue from sales and Services

The breakdown of net sales of the Company for the year ended December 31, 2020 and 2019 is shown below. The revenue is broken down into the categories the Company believes depict how and the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors:

	December 31, 2020	December 31, 2019	October 11 to December 31, 2018
Learning Systems
Gross revenue	608,200	542,070	101,097
Deductions from gross revenue
Taxes	(40)	(79)	(624)
Discounts	(8,603)	(37,989)	(3,263)
Returns	(17,553)	(9,350)	(1,443)
Net revenue	582,003	494,652	95,767

Textbooks
Gross revenue	308,298	339,535	138,017
Deductions from gross revenue
Taxes	(250)	(2,251)	(858)
Discounts	-	-	-
Returns	(72,488)	(58,757)	(28,867)
Net revenue	235,560	278,527	108,292

Complementary Education Services
Gross revenue	63,491	33,106	1,725
Deductions from gross revenue
Taxes	(17)	(37)	-
Discounts	(6)	(1)	-
Returns	(2,880)	(1,880)	(39)
Net revenue	60,588	31,188	1,686

Other services (i)
Gross revenue	34,118	83,094	32,408
Deductions from gross revenue
Taxes	(3,864)	(3,686)	(1,230)
Discounts	-	(911)	(424)
Returns	-	(605)	(20)
Net revenue	30,254	77,892	30,734

Total Content & EdTech
Gross revenue	1,014,107	997,805	273,247
Deductions from gross revenue
Taxes	(4,171)	(6,053)	(2,712)
Discounts	(8,609)	(38,901)	(3,687)
Returns	(92,921)	(70,592)	(30,369)
Net revenue	908,406	882,259	236,479

Total Digital Services - Ecommerce
Gross revenue	97,632	112,352	10,901
Deductions from gross revenue
Taxes	(2,261)	(3,239)	(481)
Returns	(6,149)	(1,689)	(538)
Net revenue	89,222	107,424	9,882

Total
Gross revenue	1,111,739	1,110,157	284,148
Deductions from gross revenue
Taxes	(6,431)	(9,292)	(3,193)
Discounts	(8,609)	(38,901)	(3,687)
Returns	(99,071)	(72,281)	(30,907)
Net revenue	997,628	989,683	246,361

Sales	967,374	971,250	241,221
Services	30,254	18,433	5,140
Net revenue	997,628	989,683	246,361

(i)       Refers also to revenue from sales of textbooks used in preparatory courses for university admission exams.

The Company applies the practical expedient described in paragraph 121.b of IFRS 15 and, therefore, does not disclose information about its remaining performance obligations because the Company has a right to consideration from its customers in an amount that corresponds directly to the value to the customer of the Company’s performance completed to date.

Somos - Anglo (Predecessor)
Net Revenue from sales and Services
Net Revenue from sales and Services
23.	Net Revenue from sales and services

The breakdown of net sales of the Business for the period from January 1, to October 10, 2018 and for the year ended December 31, 2017 is shown below. The revenue is disaggregated into the categories the Business believes depict how and the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

	January 1, 2018 to October 10, 2018	Year ended December 31, 2017
Learning Systems
Gross revenue	330,779	348,982
Deductions from gross revenue
Taxes	(81)	39
Discounts	(36,443)	(35,721)
Returns	(16,313)	(22,307)
Net revenue	277,942	290,993

	January 1, 2018 to October 10, 2018	Year ended December 31, 2017
Textbooks
Gross revenue	147,593	351,334
Deductions from gross revenue
Taxes	(1,018)	(1,040)
Returns	(20,827)	(59,284)
Net revenue	125,748	291,010
Complementary Education Solution
Gross revenue	22,989	30,065
Deductions from gross revenue
Taxes	(160)	(1,329)
Returns	(2,568)	(914)
Net revenue	20,261	27,822
Other services (i)
Gross revenue	41,685	82,259
Deductions from gross revenue
Taxes	(3,497)	(5,763)
Discounts	(716)	(6)
Returns	(769)	(353)
Net revenue	36,703	76,137
Total Content & EdTech Platform segment
Gross revenue	543,046	812,640
Deductions from gross revenue
Taxes	(4,756)	(8,092)
Discounts	(37,159)	(35,727)
Returns	(40,476)	(82,859)
Net revenue	460,655	685,962
Total Digital Platform segment
E-commerce
Gross revenue	61,059	—
Deductions from gross revenue
Taxes	(2,286)	—
Returns	(898)	—
Net revenue	57,875	—
Total
Gross revenue	604,105	812,640
Deductions from gross revenue
Taxes	(7,041)	(8,092)
Discounts	(37,159)	(35,727)
Returns	(41,375)	(82,859)
Net revenue	518,530	685,962
Sales	500,358	663,360
Services	18,172	22,602
Net revenue	518,530	685,962

(ii)	Refers also to revenue from textbook sales of preparatory course for university admission exams.

The Business applies the practical expedient in paragraph 121.b of IFRS 15 and does not disclose information about its remaining performance obligations because the Business has a right to consideration from its customers in an amount that corresponds directly with the value to the customer of the Business’ performance completed to date.